Defined Asset Funds®

Sector
2001 Series
A

Merrill Lynch
100 Technology Index

Defined Technology Portfolio®

Merrill Lynch

The Technology Sector has been considered an investment only for those with the most robust of temperaments. This sector has shown Wall Street lofty highs and humble lows, and we believe it offers great possibilities for the future. Defined Asset Funds® gives you a convenient way to invest in the potential of technology with this...

Defined Technology Portfolio ®

Why Technology Now?

Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without online services and networking capabilities? While many technology companies have seen ups and downs, overall, the industry's products have become essential to the way we do business and how we live. Despite wide variations over the last few years in the performance of certain stocks in the Merrill Lynch 100 Technology Index (ML 100 Index), the sector itself continues to redefine our economy and future in dramatic ways.

The Rebalancing Model

By applying a Rebalancing Model to the ML 100 Index, Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, the Portfolio Consultant, seeks to enhance investment results by reweighting the Index stocks. He designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. Dr. Tew works with Defined Asset Funds to apply the following stock selection process:

Define the Universe
We begin by defining the universe of stocks. In this case, we use the ML 100 Index for its exposure to the technology sector and its emphasis on large companies.

Construct an Enhanced Portfolio
Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other, which may reduce volatility.

Reweight the Index
Using this historical price data and incorporating risk reduction techniques, we reweight the stocks of the ML 100 Index. This reweighting seeks to enhance potential return.

Rebalance the Portfolio
Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio. At that time, you can choose to either redeem your investment, or roll your proceeds into the next Portfolio, if available, at a reduced sales charge. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

Past Performance of Prior Defined Technology Portfolios
Past performance is no guarantee of future results.
From Inception Through 12/31/00 (including annual rollovers)			Most Recently Completed Portfolio

Series	Inception Date	Return*	Period	Return
E†	8/25/98	26.80%	8/30/99-10/4/00	55.78%
A‡	1/14/99	9.44	1/14/99-2/16/00	94.83
C§	5/5/99	8.52	5/5/99-6/6/00	81.46

The chart above shows average annual total returns which represent price changes plus distributions reinvested, divided by the initial public offering price, and reflects deduction of maximum sales charges and expenses. From Inception returns differ from Most Recently Completed Portfolio returns because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

* More recent series have experienced significant declines.
†This Portfolio was originally Series I, rolled into Series 99C on August 30, 1999 and into Series 1 on September 7, 2000.
‡ This Portfolio was originally Series 2 and rolled into Series A on January 24, 2000.
§ This Portfolio was originally Series 3 and rolled into Series C on May 10, 2000.

T H E M E R R I L L L Y N C H 1 0 0 T E C H N O L O G Y I N D E X ||

	Company	Symbol		Company	Symbol

1.	ADC Telecommunications, Inc.	ADCT	51.	JDS Uniphase Corporation	JDSU
2.	ASM Lithography Holding N.V.#	ASML	52.	Jabil Circuit, Inc.	JBL
3.	Adobe Systems, Inc.**	ADBE	53.	Juniper Networks, Inc.	JNPR
4.	Alcatel#,**	ALA	54.	KLA-Tencor Corporation	KLAC
5.	Altera Corporation	ALTR	55.	LSI Logic Corporation	LSI
6.	Amazon.com, Inc.	AMZN	56.	Lexmark International, Inc.	LXK
7.	Amdocs Limited#	DOX	57.	Linear Technology Corporation**	LLTC
8.	Analog Devices, Inc.	ADI	58.	Lucent Technologies, Inc. **	LU
9.	AOL TimeWarner, Inc.	AOL	59.	Maxim Integrated Products, Inc.	MXIM
10.	Apple Computer, Inc.	AAPL	60.	Mercury Interactive Corporation	MERQ
11.	Applied Materials, Inc.	AMAT	61.	Micron Technology, Inc.	MU
12.	Applied Micro Circuits Corporation	AMCC	62.	Microsoft Corporation	MSFT
13.	Ariba, Inc.	ARBA	63.	Molex, Inc.**	MOLX
14.	BEA Systems, Inc.	BEAS	64.	Motorola, Inc.**	MOT
15.	BMC Software, Inc.	BMCS	65.	Network Appliance, Inc.	NTAP
16.	Broadcom Corporation	BRCM	66.	Nokia Oyj***	NOK
17.	BroadVision, Inc.	BVSN	67.	Nortel Networks Corporation#,**	NT
18.	Brocade Communications Systems, Inc.	BRCD	68.	ONI Systems Corporation	ONIS
19.	Cadence Design Systems, Inc.	CDN	69.	Openwave Systems, Inc.	OPWV
20.	Check Point Software Technologies Limited#	CHKP	70.	Oracle Corporation	ORCL
21.	CIENA Corporation	CIEN	71.	PMC-Sierra, Inc.	PMCS
22.	Cisco Systems, Inc.	CSCO	72.	Palm, Inc.	PALM
23.	Citrix Systems, Inc.	CTXS	73.	PeopleSoft, Inc.	PSFT
24.	Commerce One, Inc.	CMRC	74.	Philips Electronics N.V.#,**	PHG
25.	Compaq Computer Corporation**	CPQ	75.	QLogic Corporation	QLGC
26.	Computer Associates International, Inc.**	CA	76.	QUALCOMM, Inc.	QCOM
27.	Computer Sciences Corporation	CSC	77.	Rational Software Corporation	RATL
28.	Comverse Technology, Inc.	CMVT	78.	Redback Networks, Inc.	RBAK
29.	Conexant Systems, Inc.	CNXT	79.	SAPAG#,**	SAP
30.	Corning, Inc.**	GLW	80.	STMicroelectronics N.V.#,**	STM
31.	Corvis Corporation	CORV	81.	Sanmina Corporation	SANM
32.	Dell Computer Corporation	DELL	82.	Siebel Systems, Inc.	SEBL
33.	EMC Corporation	EMC	83.	Solectron Corporation	SLR
34.	eBay, Inc.	EBAY	84.	Sony Corporation#,**	SNE
35.	Electronic Arts, Inc.	ERTS	85.	SunGard Data Systems, Inc.	SDS
36.	Electronic Data Systems Corporation**	EDS	86.	Sun Microsystems, Inc.	SUNW
37.	Exodus Communications, Inc.	EXDS	87.	Sycamore Networks, Inc.	SCMR
38.	Extreme Networks, Inc.	EXTR	88.	Taiwan Semiconductor Manufacturing Company Limited#	TSM
39.	Finisar Corporation	FNSR	89.	Telefonaktiebolaget LM Ericsson AB#,**	ERICY
40.	Flextronics International Limited#	FLEX	90.	Tellabs, Inc.	TLAB
41.	Foundry Networks, Inc.	FDRY	91.	Teradyne, Inc.	TER
42.	Gateway, Inc.	GTW	92.	Texas Instruments, Inc.**	TXN
43.	Handspring, Inc.	HAND	93.	TIBCO Software, Inc.	TIBX
44.	Hewlett-Packard Company**	HWP	94.	Unisys Corporation	UIS
45.	i2 Technologies, Inc.	ITWO	95.	VeriSign, Inc.	VRSN
46.	Infosys Technologies Limited #,**	INFY	96.	VERITAS Software Corporation	VRTS
47.	Inktomi Corporation	INKT	97.	Vignette Corporation	VIGN
48.	Intel Corporation**	INTC	98.	Vitesse Semiconductor Corporation	VTSS
49.	International Business Machines Corporation**	IBM	99.	Xilinx, Inc.	XLNX
50.	Intuit, Inc.	INTU	100.	Yahoo! Inc.	YHOO
|| Index as of 2/6/01. # This issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes. ** This stock currently pays dividends.

QUANTITIVE RESEARCH & INDEX
Institutional Holdings Portfolio
Multinational Portfolio
Principled Values PortfolioSM
S&P Market Cap Plus Portfolio
S&P 500 Trust
S&P MidCap Trust
Select S&P Industrial Portfolio
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select Ten Portfolio (DJIA)
Standard & Poor's Intrinsic Value Portfolio
United Kingdom Portfolio (Financial Times Index)

SECTOR
Biotechnology Portfolio
Broadband Portfolio
Defined Technology Portfolio®
Energy Portfolio
Financial Services Portfolio
Health Care Trust
Internet Earnings Portfolio
Media Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

FUNDAMENTAL RESEARCH
2001 Year-Ahead (Domestic) Portfolio
2001 Year-Ahead International Portfolio
Baby Boom Economy PortfoliosSM
Core Holdings Portfolio
Earnings Growth Consistency Portfolio
European Growth Portfolio
Pacific Rim Portfolio
Premier American Portfolio
Premier World Portfolio
Western Premier Portfolio

FIXED INCOME
Corporate Funds
Government Funds
Municipal Funds

Defining Your Risks Please keep in mind the following factors when considering this investment. Your Merrill Lynch Financial Consultant will be happy to answer any questions you may have.
•	There can be no assurance that this Portfolio will meet its objective or that it will outperform the ML100 Index.
•	This Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and generally is not appropriate for investors seeking capital preservation or current income.

•	This Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility, and should be considered speculative.
•	This Portfolio consists exclusively of stocks from the technology sector, which may involve special risks including intense competition and rapid obsolescence.
•	This Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.

Tax Efficiency

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units.
Unitholder Fees	Maximum as a % of the Amount Invested

Creation and Development Fee (0.250% of net assets)	0.30%
Sales Charges	2.50%

Total Maximum Sales Charges (including Creation and Development Fee)	2.80%

If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Portfolio Expenses	Amount per 1,000 Units

Estimated Operating Expenses (0.271% of net assets)	$2.68
Estimated Organization Costs	$1.12

Volume Purchase Discounts

For larger purchases, the initial sales charge (but not the Creation and Development Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

If You Invest:	Your Initial Sales Charge Will Be:††

Less than $50,000	1.00%
$50,000 to $99,999	0.75
$100,000 to $249,999	0.25
$250,000 to $999,999	0.00

If you invest $1,000,000 or more, you will not pay any initial sales charge and you will receive additional units, effectively reducing deferred sales charge to 0.75% of your investment.

†† These percentages are not based on a unit price of $1,000 per 1,000 units and will vary as the unit price changes.

Invest in Technology Today!

You can get started with $250. This Fund is eligible for purchase through Unlimited AdvantageSM accounts, in which Unlimited Advantage fees apply in lieu of traditional sales charges. Call your Merrill Lynch Financial Consultant to learn how the Defined Technology Portfolio may help to meet your personal investment goals and how it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download a prospectus from our Web site definedfunds.com/ml. Please read it carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

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© 2001 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds and Defined Technology Portfolio are registered service marks of Merrill Lynch & Co., Inc.